Related Party Transactions - Schedule of Related Party Balances with Major Related Parties (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Baidu
Related Party Transaction [Line Items]
Interest receivable from related parties		¥ 1,243	¥ 13,527	$ 1,934
Amounts due to related parties		2,131,649	2,407,748	344,303
Baidu | Loans
Related Party Transaction [Line Items]
Amounts due to related parties		50,000	50,000	7,150
PAG
Related Party Transaction [Line Items]
Interest receivable from related parties	$ 114,100	¥ 0	46,440	6,641	$ 522,500
Interest rate	4.50%	6.00%
PAG | Loans
Related Party Transaction [Line Items]
Interest receivable from related parties		¥ 3,813,937	¥ 0	$ 0